Class R Shares | Pro-Blend(R) Conservative Term Series
Pro-Blend® Conservative Term Series Summary Section
Investment Goal
The Series’ primary objective is to provide preservation of capital, and its secondary objectives are to provide income and long-term growth of capital.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold Class R shares of the Series.
PRO-BLEND® CONSERVATIVE TERM SERIES – CLASS R Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	Class R Shares Pro-Blend(R) Conservative Term Series CLASS R
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Class R Shares Pro-Blend(R) Conservative Term Series CLASS R
Management Fees		0.60%
Distribution and Service (12b-1) Fees		0.50%
Other Expenses		0.09%
Acquired Fund Fees and Expenses (AFFE)		0.01%
Total Annual Fund Operating Expenses	[1]	1.20%
[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Example
The Example below is intended to help you compare the cost of investing in the Class R Shares of the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class R Shares of the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Class R shares of the Series remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - (USD $)	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
Class R Shares Pro-Blend(R) Conservative Term Series CLASS R	122	381	660	1,455

Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 25% of the average value of its portfolio.
Principal Investment Strategies
In pursuit of the Series’ primary goal, the Advisor seeks to protect capital while generating income and seeking growth opportunities as secondary priorities.

The Series invests primarily in fixed income securities, including U.S. Treasury securities, pass-through securities, and corporate bonds. The Advisor typically focuses on fixed income securities with short- to intermediate-term maturities of 3 to 5 years but may also invest to a limited extent in longer term securities (such as bonds with maturities of 10 years or more). The Series invests primarily in investment grade securities, but may also invest to a limited extent in non-investment grade securities (junk bonds). The Series may also invest in U.S. and foreign stocks and American Depository Receipts (ADRs), including those in emerging markets.

The Series may invest in stocks of small, large, or mid-size companies, and the Series’ investments in stocks may be focused on dividend-paying common stocks. With respect to the portion of the portfolio that is invested in dividend-paying common stocks, the Advisor uses a quantitative approach to identify stocks of companies trading primarily on U.S. stock exchanges in an effort to provide competitive returns consistent with the broad equity market while also providing a level of capital protection during market downturns. The Series may also invest in securities of issuers in the real estate industry, including real estate investment trusts (REITs) and real estate operating companies (REOCs).

Principal Risks of Investing in the Series
Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

  U.S. and/or foreign stock or bond markets decline.

  An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.

  The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded; this risk is greater for junk bonds and other lower quality bonds.

  Interest rates rise, credit spreads widen, and/or repayment spreads widen. These events alone or in combination can cause bond prices to fall and reduce the value of the Series’ portfolio. Longer-term bonds will experience greater fluctuations than shorter-term bonds given their greater sensitivity to interest rate changes.

  Market volatility and/or prepayment spreads change to such a degree that prepayment uncertainty/risks are reassessed; the greater the uncertainty/risk, the wider the requisite prepayment spread.

Because a portion of the Series’ portfolio is selected using a quantitative investment approach based largely on the Advisor’s review of historical information, the Series is subject to additional risks. There is no guarantee that an investment approach based on historical information will produce the desired results in the future. If market dynamics change, the effectiveness of this investment approach may be limited. Further, the Advisor’s judgments regarding the investment criteria underlying the quantitative investment approach may prove to be incorrect.

The Series’ holdings in securities of issuers in the real estate industry, including its investments in REITs and REOCs, may subject it to additional risks, even though the Series does not invest directly in real estate. These risks include, but are not limited to, the following: fluctuations in the value of real estate properties and interest rates, defaults by borrowers or tenants, extended vacancies and declining rents, a lack of ability to obtain mortgage financing or other limits to accessing the credit or capital markets, increased competition and overbuilding and increases in real estate or operating taxes. Any geographic concentration of the Series’ real estate related investments could result in the Series being subject to the above risks to a greater degree.

Because the Series may invest in securities of foreign issuers, the Series is subject to the additional risk that the prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. In addition, investments in emerging market countries may be more volatile than investments in more developed countries. The Series’ investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:

  The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.

  The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.

  Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

The Series is subject to additional risks due to its ability to invest in high-yield bonds (junk bonds):

  High yield bonds may underperform other sectors of the bond market, or the market as a whole.

  The performance of high yield bonds tends to be more volatile than that of other sectors of the bond market.

  Given the total size of the high yield bond market, high yield bonds can be less liquid than investment grade securities.

  The Series’ investments in high yield bonds will subject it to a substantial degree of credit risk because the prospect for repayment of principal and interest of many of these bonds is speculative.

The value of your investment may also decline if the Advisor’s judgments about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.

Summary of Past Performance
The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The Series’ Class R shares commenced operations on June 30, 2010. Therefore, all performance below for the periods prior to that date reflect the performance of the Series’ Class S shares adjusted to reflect the higher expenses of Class R shares. Because Class R shares of the Series invest in the same portfolio of securities, returns for the Class R shares will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class R shares have higher expenses. The Class S shares are not offered in this prospectus. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series’ shares for different periods compare to those of a broad-based securities index and a blended index, 5% of which is the MSCI All Country World Index ex USA, 15% of which is the Russell 3000® Index and 80% of which is the Barclays Capital Intermediate U.S. Aggregate Bond Index. The blended index is provided because it better reflects the asset allocation of the Series as compared with the broad-based index. Because the Series’ asset allocation will vary over time, the composition of the Series’ portfolio may not match the composition of the comparative indices’ portfolios. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manning-napier.com.
CALENDAR YEARS ENDED DECEMBER 31 Pro-Blend Conservative Term Series % Total Return

Quarterly Returns Highest (quarter ended 9/30/2009): 5.99% Lowest (quarter ended 9/30/2011): (3.72)% Year-to-date performance (before taxes) through March 31, 2012: 3.78%
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Average Annual Total Returns - Class R Shares Pro-Blend(R) Conservative Term Series	1 Year	5 Years	10 Years	Since Inception	Inception Date
CLASS S	2.28%	4.44%	5.15%	5.73%	Nov. 01, 1995
CLASS S Return After Taxes on Distributions	1.23%	3.98%	4.91%	5.59%	Nov. 01, 1995
CLASS S Return After Taxes on Distributions and Sale of Series Shares	1.94%	3.64%	4.40%	5.06%	Nov. 01, 1995
Barclays Capital Intermediate U.S. Aggregate Bond Index (reflect no deduction for fees, expenses, or taxes)	5.97%	6.09%	5.39%	6.01%	Nov. 01, 1995
5%/15%/80% Blended Index (reflect no deduction for fees, expenses, or taxes)	4.39%	5.05%	5.42%	6.35%	Nov. 01, 1995

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.